Equity Equity - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Sep. 20, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Nov. 05, 2013 Subsequent Event	Mar. 21, 2013 Share Repurchase Program 2013	Sep. 27, 2013 Share Repurchase Program 2013	Sep. 28, 2012 Share Repurchase Program 2013	Sep. 30, 2011 Share Repurchase Program 2013	Sep. 24, 2010 Share Repurchase Program 2013	Aug. 11, 2011 Share Repurchase Program 2011	Sep. 27, 2013 Share Repurchase Program 2011	Sep. 28, 2012 Share Repurchase Program 2011	Sep. 30, 2011 Share Repurchase Program 2011	Sep. 24, 2010 Share Repurchase Program 2011	Mar. 16, 2010 Share Repurchase Program 2010	Sep. 27, 2013 Share Repurchase Program 2010	Sep. 28, 2012 Share Repurchase Program 2010	Sep. 30, 2011 Share Repurchase Program 2010	Sep. 24, 2010 Share Repurchase Program 2010	Sep. 27, 2013 Outstanding Stock Awards	Sep. 28, 2012 Outstanding Stock Awards	Sep. 30, 2011 Outstanding Stock Awards
Class of Stock [Line Items]
Preference shares, authorized		125,000,000	125,000,000
Preference shares, par value (in usd per share)		$ 0.20	$ 0.20
Share repurchase program, authorized amount (in usd)						$ 3,000	$ 3,000				$ 2,000	$ 2,000				$ 1,000	$ 1,000
Repurchases (in usd)		1,710	932	955			823	0	0	0		877	923	200	0		0	0	750	250	10	9	5
Dividends paid		$ 487	$ 434	$ 396	$ 145
Cash dividends declared per ordinary share (in usd per share)	$ 0.32	$ 1.10	$ 0.94	$ 0.83
Retirement of treasury shares (shares)		40,000,000